Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2024 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 6,770,442
Interest and dividends	3,714,678
Interest income on notes receivable from participants	73,747
Contributions:
Employee contributions	8,050,520
Employer contributions	3,438,360
Other contributions	2,474,238
Total contributions	13,963,118
Total additions	24,521,985
Deductions
Benefits paid to participants	18,461,779
Administrative expenses	186,891
Total deductions	18,648,670
Net change in net assets available for benefits	5,873,315
Net assets available for benefits at beginning of year	102,260,609
Net assets available for benefits at end of year	$ 108,133,924